Schedule of Investments (unaudited)	iShares® MSCI China A ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
AECC Aero-Engine Control Co. Ltd., Class A	140,498	$501,930
AECC Aviation Power Co. Ltd., Class A	281,298	1,587,856
AVIC Electromechanical Systems Co. Ltd., Class A	421,299	623,252
AVICOPTER PLC, Class A	70,299	448,469
Kuang-Chi Technologies Co. Ltd., Class A(a)	231,240	458,164
		3,619,671
Air Freight & Logistics — 1.0%
SF Holding Co. Ltd., Class A	526,915	4,040,390
Sinotrans Ltd., Class A	457,500	257,454
YTO Express Group Co. Ltd., Class A	351,000	941,880
Yunda Holding Co. Ltd., Class A	316,300	727,511
		5,967,235
Airlines — 0.5%
Air China Ltd., Class A(a)	702,800	993,163
China Eastern Airlines Corp. Ltd., Class A(a)	986,400	696,027
China Southern Airlines Co. Ltd., Class A(a)	1,161,124	1,130,853
		2,820,043
Auto Components — 1.1%
Autel Intelligent Technology Corp. Ltd., Class A	54,054	227,800
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	35,197	673,376
Fuyao Glass Industry Group Co. Ltd., Class A	210,600	1,117,248
Huayu Automotive Systems Co. Ltd., Class A	316,700	926,105
Huizhou Desay Sv Automotive Co. Ltd., Class A	49,700	883,378
Mianyang Fulin Precision Machining Co. Ltd., Class A(a)	70,200	207,996
Ningbo Joyson Electronic Corp., Class A	140,800	228,927
Ningbo Tuopu Group Co. Ltd., Class A	106,100	822,189
Sailun Group Co. Ltd., Class A	326,600	470,180
Shandong Linglong Tyre Co. Ltd., Class A	140,800	373,878
Shenzhen Kedali Industry Co. Ltd., Class A	35,100	636,633
		6,567,710
Automobiles — 1.9%
BYD Co. Ltd., Class A	194,773	7,026,983
Chongqing Changan Automobile Co. Ltd., Class A	667,760	1,038,783
FAW Jiefang Group Co. Ltd., Class A	315,900	383,550
Great Wall Motor Co. Ltd., Class A	245,789	907,152
SAIC Motor Corp. Ltd., Class A	842,806	2,007,459
		11,363,927
Banks — 11.2%
Agricultural Bank of China Ltd., Class A	7,973,700	3,664,098
Bank of Beijing Co. Ltd., Class A	2,281,500	1,563,641
Bank of Changsha Co. Ltd., Class A	421,200	468,777
Bank of Chengdu Co. Ltd., Class A	386,577	970,603
Bank of China Ltd., Class A	3,792,800	1,839,572
Bank of Communications Co. Ltd., Class A	4,180,902	3,184,238
Bank of Hangzhou Co. Ltd., Class A	632,288	1,443,942
Bank of Jiangsu Co. Ltd., Class A	1,544,400	1,691,505
Bank of Nanjing Co. Ltd., Class A	1,054,280	1,829,839
Bank of Ningbo Co. Ltd., Class A	702,021	3,801,952
Bank of Shanghai Co. Ltd., Class A	1,511,369	1,471,125
China Construction Bank Corp., Class A	1,019,100	926,838
China Everbright Bank Co. Ltd., Class A	4,428,200	2,117,262
China Merchants Bank Co. Ltd., Class A	2,179,002	13,021,059
China Minsheng Banking Corp. Ltd., Class A	3,793,280	2,107,113
China Zheshang Bank Co. Ltd., Class A	1,790,100	889,464
Chongqing Rural Commercial Bank Co. Ltd., Class A	947,730	549,464
Huaxia Bank Co. Ltd., Class A	1,368,960	1,118,768
Security	Shares	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd., Class A	6,710,100	$4,813,336
Industrial Bank Co. Ltd., Class A	2,247,647	6,872,372
Ping An Bank Co. Ltd., Class A	2,070,956	4,746,209
Postal Savings Bank of China Co. Ltd., Class A	2,810,800	2,271,888
Qingdao Rural Commercial Bank Corp., Class A	594,000	301,962
Shanghai Pudong Development Bank Co. Ltd., Class A	3,126,720	3,767,315
		65,432,342
Beverages — 11.8%
Anhui Gujing Distillery Co. Ltd., Class A	44,099	1,288,274
Anhui Kouzi Distillery Co. Ltd., Class A	70,200	537,842
Anhui Yingjia Distillery Co. Ltd., Class A	70,200	602,641
Beijing Shunxin Agriculture Co. Ltd., Class A	71,000	217,138
Chongqing Brewery Co. Ltd., Class A(a)	53,695	1,005,454
Jiangsu King’s Luck Brewery JSC Ltd., Class A	140,400	940,672
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	158,800	3,768,719
JiuGui Liquor Co. Ltd., Class A	35,100	785,709
Kweichow Moutai Co. Ltd., Class A	136,103	37,359,729
Luzhou Laojiao Co. Ltd., Class A	157,600	4,958,441
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	76,820	357,368
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	132,801	5,421,513
Sichuan Swellfun Co. Ltd., Class A	54,100	570,231
Tsingtao Brewery Co. Ltd., Class A	75,800	976,715
Wuliangye Yibin Co. Ltd., Class A	421,214	10,205,494
		68,995,940
Biotechnology — 1.9%
Beijing Tiantan Biological Products Corp. Ltd., Class A	140,818	414,781
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	61,955	1,505,014
BGI Genomics Co. Ltd., Class A	40,700	384,067
Chongqing Zhifei Biological Products Co. Ltd., Class A	175,500	2,484,284
Daan Gene Co Ltd., Class A	140,444	379,417
Hualan Biological Engineering Inc., Class A	176,748	440,929
Imeik Technology Development Co. Ltd., Class A	26,000	2,005,108
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	71,308	1,024,519
Shanghai RAAS Blood Products Co. Ltd., Class A	702,800	569,077
Shenzhen Kangtai Biological Products Co. Ltd., Class A	73,398	711,572
Walvax Biotechnology Co. Ltd., Class A	175,598	1,398,430
		11,317,198
Building Products — 0.4%
Beijing New Building Materials PLC, Class A	175,900	763,050
Guangdong Kinlong Hardware Products Co. Ltd., Class A	35,120	408,496
Zhejiang Weixing New Building Materials Co. Ltd., Class A	175,504	498,917
Zhuzhou Kibing Group Co. Ltd., Class A	285,900	472,065
		2,142,528
Capital Markets — 5.9%
BOC International China Co. Ltd., Class A	204,200	380,149
Caitong Securities Co. Ltd., Class A	421,251	447,578
Changjiang Securities Co. Ltd., Class A	597,100	494,178
China Galaxy Securities Co. Ltd., Class A	456,700	631,471
China Great Wall Securities Co. Ltd., Class A	281,200	345,394
China International Capital Corp. Ltd., Class A	105,300	587,961
China Merchants Securities Co. Ltd., Class A	807,307	1,541,274
CITIC Securities Co. Ltd., Class A	1,298,770	3,807,714
CSC Financial Co. Ltd., Class A	456,739	1,465,655
Dongxing Securities Co. Ltd., Class A	351,039	431,369
East Money Information Co. Ltd., Class A	1,309,616	4,427,221
Everbright Securities Co. Ltd., Class A	421,600	716,629
First Capital Securities Co. Ltd., Class A	456,700	377,719

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Founder Securities Co. Ltd., Class A	878,300	$802,717
GF Securities Co. Ltd., Class A	632,200	1,508,776
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	316,790	348,430
Guolian Securities Co. Ltd., Class A	210,600	293,563
Guosen Securities Co. Ltd., Class A	681,200	986,506
Guotai Junan Securities Co. Ltd., Class A	807,745	1,759,009
Guoyuan Securities Co. Ltd., Class A	456,744	411,507
Haitong Securities Co. Ltd., Class A	1,019,500	1,377,163
Hithink RoyalFlush Information Network Co. Ltd., Class A	70,200	859,131
Huatai Securities Co. Ltd., Class A	773,400	1,537,755
Huaxi Securities Co. Ltd., Class A	281,200	293,241
Industrial Securities Co. Ltd., Class A	703,260	682,531
Nanjing Securities Co. Ltd., Class A	386,562	430,132
Northeast Securities Co. Ltd., Class A	246,100	240,606
Orient Securities Co. Ltd., Class A	1,025,821	1,396,186
SDIC Capital Co. Ltd., Class A	691,310	662,680
Sealand Securities Co. Ltd., Class A	562,800	282,813
Shanxi Securities Co. Ltd., Class A	386,557	289,390
Shenwan Hongyuan Group Co. Ltd., Class A	2,389,200	1,460,145
Sinolink Securities Co. Ltd., Class A	316,788	389,934
SooChow Securities Co. Ltd., Class A	527,338	534,128
Southwest Securities Co. Ltd., Class A	715,600	398,492
Tianfeng Securities Co. Ltd., Class A	879,100	394,478
Western Securities Co. Ltd., Class A	457,520	425,937
Zheshang Securities Co. Ltd., Class A	421,627	578,586
Zhongtai Securities Co. Ltd.	597,900	645,780
		34,643,928
Chemicals — 5.6%
Beijing Easpring Material Technology Co. Ltd., Class A	70,200	697,418
CNGR Advanced Material Co. Ltd.	35,100	438,663
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	210,600	230,852
Do-Fluoride New Materials Co. Ltd., Class A	71,000	332,783
Guangzhou Tinci Materials Technology Co. Ltd., Class A	105,360	1,171,751
Hangzhou Oxygen Plant Group Co. Ltd., Class A	105,300	411,402
Hengli Petrochemical Co. Ltd., Class A	632,215	1,972,593
Hengyi Petrochemical Co. Ltd., Class A	386,976	442,243
Hoshine Silicon Industry Co. Ltd., Class A	35,100	415,554
Huafon Chemical Co. Ltd., Class A	491,400	571,198
Hubei Xingfa Chemicals Group Co. Ltd., Class A	119,800	571,077
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	913,400	596,927
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A(a)	390,600	494,104
Jiangsu Eastern Shenghong Co. Ltd., Class A	421,200	769,844
Jiangsu Yangnong Chemical Co. Ltd., Class A	35,100	689,287
Jiangsu Yoke Technology Co. Ltd., Class A	50,100	335,523
Kingfa Sci & Tech Co. Ltd., Class A	278,900	345,318
LB Group Co. Ltd., Class A	245,709	669,809
Luxi Chemical Group Co. Ltd., Class A	255,700	689,153
Ningbo Shanshan Co. Ltd.	210,600	692,828
Ningxia Baofeng Energy Group Co. Ltd., Class A	648,100	1,364,429
Rongsheng Petrochemical Co. Ltd., Class A	1,089,701	2,227,207
Satellite Chemical Co. Ltd., Class A	183,560	990,285
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	211,460	952,548
Shanghai Putailai New Energy Technology Co. Ltd., Class A	74,060	1,302,700
Shenzhen Capchem Technology Co. Ltd., Class A	44,800	445,014
Shenzhen Senior Technology Co. Ltd., Class A	134,017	421,615
Sichuan Hebang Biotechnology Co. Ltd., Class A(a)	947,700	447,333
Sichuan Yahua Industrial Group Co. Ltd., Class A	124,700	491,273
Security	Shares	Value

Chemicals (continued)
Sinoma Science & Technology Co. Ltd., Class A	175,500	$530,118
Sinopec Shanghai Petrochemical Co. Ltd., Class A	667,331	310,136
Skshu Paint Co. Ltd., Class A	38,460	427,142
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	35,100	318,761
Tongkun Group Co. Ltd., Class A	246,597	559,706
Transfar Zhilian Co. Ltd., Class A	316,733	298,537
Wanhua Chemical Group Co. Ltd., Class A	316,700	3,684,328
Weihai Guangwei Composites Co. Ltd., Class A	70,295	523,892
Xinjiang Zhongtai Chemical Co. Ltd., Class A	280,800	312,322
Yunnan Energy New Material Co. Ltd., Class A	97,715	2,950,555
Zhejiang Juhua Co. Ltd., Class A	281,200	476,409
Zhejiang Longsheng Group Co. Ltd., Class A	351,400	530,335
Zhejiang Yongtai Technology Co. Ltd., Class A(a)	105,300	393,715
Zibo Qixiang Tengda Chemical Co. Ltd., Class-A	305,600	323,995
		32,820,682
Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	386,100	270,390
Shanghai M&G Stationery Inc., Class A	105,300	756,219
Zhejiang Weiming Environment Protection Co. Ltd., Class A	137,191	503,510
		1,530,119
Communications Equipment — 0.9%
Addsino Co. Ltd., Class A	175,900	236,651
Beijing BDStar Navigation Co. Ltd., Class A(a)	57,000	235,683
Fiberhome Telecommunication Technologies Co. Ltd., Class A	105,399	211,701
Guangzhou Haige Communications Group Inc. Co., Class A	245,700	333,384
Hengtong Optic-Electric Co. Ltd., Class A	251,600	378,277
Shenzhen Sunway Communication Co. Ltd., Class A	105,300	229,910
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	70,600	291,361
Yealink Network Technology Corp. Ltd., Class A	105,355	1,225,383
Zhongji Innolight Co. Ltd., Class A	70,688	324,049
ZTE Corp., Class A	421,200	1,516,362
		4,982,761
Construction & Engineering — 2.2%
China Energy Engineering Corp. Ltd.(a)	3,220,400	1,162,861
China National Chemical Engineering Co. Ltd., Class A	667,310	907,979
China Railway Group Ltd., Class A	2,178,200	2,315,150
China State Construction Engineering Corp. Ltd., Class A	4,492,800	4,229,098
Metallurgical Corp. of China Ltd., Class A	1,897,400	993,229
Power Construction Corp. of China Ltd., Class A	1,616,600	1,868,884
Shanghai Construction Group Co. Ltd., Class A	984,000	477,394
Sichuan Road & Bridge Co. Ltd., Class A	498,600	779,613
		12,734,208
Construction Materials — 0.7%
Anhui Conch Cement Co. Ltd., Class A	421,600	2,525,563
BBMG Corp., Class A	947,700	397,779
China Jushi Co. Ltd., Class A	421,550	989,136
Huaxin Cement Co. Ltd., Class A	140,419	459,924
		4,372,402
Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	562,014	415,322

Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	982,801	565,735

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 5.7%
Contemporary Amperex Technology Co. Ltd., Class A	246,802	$14,958,221
Dongfang Electric Corp. Ltd., Class A	281,290	527,383
Eve Energy Co. Ltd., Class A	210,682	2,044,631
Fangda Carbon New Material Co. Ltd., Class A	421,628	444,671
Ginlong Technologies Co. Ltd., Class A	35,100	1,008,070
Gotion High-tech Co. Ltd., Class A(a)	177,000	706,094
Hongfa Technology Co. Ltd., Class A	80,300	580,775
Jiangsu Zhongtian Technology Co. Ltd., Class A	316,300	768,346
Ming Yang Smart Energy Group Ltd., Class A	225,200	740,562
NARI Technology Co. Ltd., Class A	597,112	2,846,143
Ningbo Ronbay New Energy Technology Co. Ltd.	44,954	615,563
Shanghai Electric Group Co. Ltd., Class A	1,370,550	787,488
Sieyuan Electric Co. Ltd.	71,000	318,649
Sungrow Power Supply Co. Ltd., Class A	156,600	1,468,612
Sunwoda Electronic Co. Ltd., Class A	175,599	575,853
Suzhou Maxwell Technologies Co. Ltd., Class A	20,360	1,015,962
TBEA Co. Ltd., Class A	386,500	1,113,182
Titan Wind Energy Suzhou Co. Ltd., Class A	176,300	262,909
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	397,051	666,477
Zhefu Holding Group Co. Ltd., Class A	566,800	379,536
Zhejiang Chint Electrics Co. Ltd., Class A	211,400	1,026,474
Zhejiang HangKe Technology Inc. Co., Class A	40,170	261,561
		33,117,162
Electronic Equipment, Instruments & Components — 4.4%
Avary Holding Shenzhen Co. Ltd., Class A	169,300	743,557
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	35,100	616,386
BOE Technology Group Co. Ltd., Class A	4,039,728	2,294,716
Chaozhou Three-Circle Group Co. Ltd., Class A	211,000	904,048
China Railway Signal & Communication Corp. Ltd., Class A	768,581	497,766
China Zhenhua Group Science & Technology Co. Ltd., Class A	57,300	903,796
Foxconn Industrial Internet Co. Ltd., Class A	877,506	1,250,463
GoerTek Inc., Class A	351,804	1,835,129
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	70,867	815,303
Huagong Tech Co. Ltd., Class A	105,383	264,420
Lens Technology Co. Ltd., Class A	526,900	797,218
Leyard Optoelectronic Co. Ltd., Class A	281,200	251,023
Lingyi iTech Guangdong Co., Class A(a)	739,100	471,109
Luxshare Precision Industry Co. Ltd., Class A	738,368	3,394,728
Maxscend Microelectronics Co. Ltd., Class A	35,560	979,852
OFILM Group Co. Ltd., Class A(a)	351,800	290,839
Raytron Technology Co. Ltd., Class A	44,496	238,566
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	10,103	372,847
Shengyi Technology Co. Ltd., Class A	246,182	613,616
Shennan Circuits Co. Ltd., Class A	54,267	771,011
Shenzhen Kaifa Technology Co. Ltd., Class A	175,500	255,712
Shenzhen Sunlord Electronics Co. Ltd., Class A	88,300	330,341
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	182,400	458,190
Tianma Microelectronics Co. Ltd., Class A	281,600	384,924
Unisplendour Corp. Ltd., Class A	318,991	811,060
Universal Scientific Industrial Shanghai Co. Ltd., Class A	141,600	255,576
Westone Information Industry Inc., Class A	105,300	498,166
Wingtech Technology Co. Ltd., Class A	140,411	1,369,766
Wuhan Guide Infrared Co. Ltd., Class A	245,794	565,692
Wuhu Token Science Co. Ltd., Class A	280,800	255,695
WUS Printed Circuit Kunshan Co. Ltd., Class A	211,890	410,389
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Xiamen Faratronic Co. Ltd.	27,100	$591,022
Zhejiang Dahua Technology Co. Ltd., Class A	318,400	793,097
Zhuzhou Hongda Electronics Corp. Ltd.	35,100	265,802
		25,551,825
Energy Equipment & Services — 0.1%
Offshore Oil Engineering Co. Ltd., Class A	457,968	280,663
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	105,385	487,948
		768,611
Entertainment — 0.7%
Beijing Enlight Media Co. Ltd., Class A	315,900	343,235
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	277,360
Giant Network Group Co. Ltd., Class A	211,412	260,729
Kunlun Tech Co. Ltd., Class A	140,400	300,728
Mango Excellent Media Co. Ltd., Class A	210,680	1,121,965
Perfect World Co. Ltd., Class A	210,652	464,897
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	245,793	882,484
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	802,982	571,437
		4,222,835
Food & Staples Retailing — 0.3%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	70,272	277,851
Laobaixing Pharmacy Chain JSC, Class A	46,100	222,261
Yifeng Pharmacy Chain Co. Ltd., Class A	70,217	386,770
Yonghui Superstores Co. Ltd., Class A	916,200	607,650
		1,494,532
Food Products — 4.8%
Angel Yeast Co. Ltd., Class A	70,696	406,725
Anjoy Foods Group Co Ltd., Class A	35,100	681,103
Beijing Dabeinong Technology Group Co. Ltd., Class A	456,700	489,612
Chacha Food Co. Ltd., Class A	70,200	558,625
Chongqing Fuling Zhacai Group Co. Ltd., Class A	105,300	549,725
Foshan Haitian Flavouring & Food Co. Ltd., Class A	386,171	4,708,233
Fujian Sunner Development Co. Ltd., Class A(a)	140,400	342,544
Guangdong Haid Group Co. Ltd., Class A	175,599	1,622,390
Heilongjiang Agriculture Co. Ltd., Class A	175,900	371,110
Henan Shuanghui Investment & Development Co. Ltd., Class A	316,300	1,409,017
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	667,700	3,847,471
Jiangxi Zhengbang Technology Co. Ltd., Class A	351,000	305,906
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	86,562	323,677
Juewei Food Co. Ltd., Class A	70,200	460,855
Muyuan Foods Co. Ltd., Class A	562,019	4,372,351
New Hope Liuhe Co. Ltd., Class A(a)	470,500	987,212
Toly Bread Co. Ltd., Class A	148,365	304,024
Tongwei Co. Ltd., Class A	491,893	3,005,045
Wens Foodstuffs Group Co. Ltd., Class A(a)	668,546	1,871,332
Yihai Kerry Arawana Holdings Co. Ltd., Class A	141,200	1,014,284
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	140,400	341,970
		27,973,211
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	246,900	605,567

Health Care Equipment & Supplies — 1.6%
Autobio Diagnostics Co. Ltd., Class A	70,240	481,678
Intco Medical Technology Co. Ltd., Class A	70,280	302,896
Jafron Biomedical Co. Ltd., Class A	87,550	541,887
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	105,700	377,896

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Lepu Medical Technology Beijing Co. Ltd., Class A	175,900	$448,610
Ovctek China Inc., Class A	92,980	514,442
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	131,334	6,156,315
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	70,200	423,156
		9,246,880
Health Care Providers & Services — 1.2%
Aier Eye Hospital Group Co. Ltd., Class A	562,413	3,009,358
China National Medicines Corp. Ltd., Class A	81,500	360,064
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	46,097	564,266
Huadong Medicine Co. Ltd., Class A	175,925	895,296
Jointown Pharmaceutical Group Co. Ltd., Class A	191,500	368,370
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	421,560	314,914
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	211,009	556,278
Topchoice Medical Corp., Class A(a)	35,100	672,733
		6,741,279
Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	246,188	292,202

Hotels, Restaurants & Leisure — 0.4%
Shanghai Jinjiang International Hotels Co. Ltd., Class A	105,300	845,341
Shenzhen Overseas Chinese Town Co. Ltd., Class A	879,156	796,231
Songcheng Performance Development Co. Ltd., Class A	280,872	525,073
		2,166,645
Household Durables — 1.6%
Beijing Roborock Technology Co. Ltd., Class A	6,689	574,799
Ecovacs Robotics Co. Ltd., Class A	53,300	858,164
Gree Electric Appliances Inc. of Zhuhai, Class A	308,500	1,440,652
Haier Smart Home Co. Ltd., Class A	667,700	2,575,468
Hang Zhou Great Star Industrial Co. Ltd., Class A(a)	125,700	290,166
Hangzhou Robam Appliances Co. Ltd., Class A	105,364	486,500
Jason Furniture Hangzhou Co. Ltd., Class A	70,200	610,337
Oppein Home Group Inc., Class A	56,483	986,534
Shenzhen MTC Co. Ltd., Class A(a)	491,400	236,469
TCL Technology Group Corp., Class A	1,510,938	941,585
Xiamen Intretech Inc., Class A	75,926	233,178
Zhejiang Supor Co. Ltd., Class A	35,198	290,322
		9,524,174
Household Products — 0.0%
C&S Paper Co. Ltd., Class A	140,800	221,392

Independent Power and Renewable Electricity Producers — 3.0%
CECEP Solar Energy Co. Ltd., Class A	319,800	319,080
CECEP Wind Power Corp, Class A	542,900	325,713
China National Nuclear Power Co. Ltd., Class A	1,580,347	1,679,500
China Three Gorges Renewables Group Co. Ltd.	2,913,300	2,533,377
China Yangtze Power Co. Ltd., Class A	2,420,488	8,248,506
GD Power Development Co. Ltd., Class A	1,935,700	872,948
Huadian Power International Corp. Ltd., Class A	737,100	412,047
Huaneng Power International Inc., Class A	773,400	839,505
SDIC Power Holdings Co. Ltd., Class A	807,700	1,172,206
Shenzhen Energy Group Co. Ltd., Class A	421,618	367,550
Sichuan Chuantou Energy Co. Ltd., Class A	387,300	640,285
		17,410,717
Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	281,200	376,411

Insurance — 2.1%
China Life Insurance Co. Ltd., Class A	281,600	1,070,602
Security	Shares	Value

Insurance (continued)
China Pacific Insurance Group Co. Ltd., Class A	737,416	$2,292,084
New China Life Insurance Co. Ltd., Class A	211,400	942,798
People’s Insurance Co. Group of China Ltd. (The), Class A	768,300	503,263
Ping An Insurance Group Co. of China Ltd., Class A	1,159,123	7,720,242
		12,528,989
IT Services — 0.2%
Beijing Sinnet Technology Co. Ltd., Class A	175,999	253,661
China TransInfo Technology Co. Ltd., Class A	175,500	224,227
DHC Software Co. Ltd., Class A	351,000	304,316
Lakala Payment Co. Ltd., Class A	86,900	231,513
		1,013,717
Life Sciences Tools & Services — 1.2%
Hangzhou Tigermed Consulting Co. Ltd., Class A	40,104	534,332
Joinn Laboratories China Co. Ltd., Class A	35,160	521,855
Pharmaron Beijing Co. Ltd., Class A	70,200	1,316,773
Shanghai Medicilon Inc., Class A	6,790	390,406
WuXi AppTec Co. Ltd., Class A	280,848	4,328,162
		7,091,528
Machinery — 2.5%
China CSSC Holdings Ltd., Class A	491,400	1,152,762
CRRC Corp. Ltd., Class A	2,937,800	2,222,778
Hefei Meiya Optoelectronic Technology Inc., Class A	70,287	238,164
Jiangsu Hengli Hydraulic Co. Ltd., Class A	140,424	963,696
Luoyang Xinqianglian Slewing Bearing Co. Ltd.	13,600	245,524
North Industries Group Red Arrow Co. Ltd., Class A(a)	148,900	464,953
Riyue Heavy Industry Co. Ltd., Class A	107,982	262,417
Sany Heavy Industry Co. Ltd., Class A	913,450	2,253,336
Shenzhen Inovance Technology Co. Ltd., Class A	280,811	2,412,862
Weichai Power Co. Ltd., Class A	737,100	1,227,706
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	83,800	548,834
Wuxi Shangji Automation Co. Ltd., Class A	35,100	638,325
XCMG Construction Machinery Co. Ltd., Class A	843,200	625,986
Yantai Eddie Precision Machinery Co. Ltd., Class A	89,320	256,500
Zhejiang Dingli Machinery Co. Ltd., Class A	35,998	200,119
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	210,631	525,560
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	738,650	640,126
		14,879,648
Marine — 0.5%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,335,450	2,858,887

Media — 0.2%
Focus Media Information Technology Co. Ltd., Class A	1,512,160	1,316,524

Metals & Mining — 4.6%
Aluminum Corp. of China Ltd., Class A(a)	1,405,200	988,906
Anhui Honglu Steel Construction Group Co. Ltd., Class A	35,100	190,269
Baoshan Iron & Steel Co. Ltd., Class A	2,354,570	2,271,726
Chengtun Mining Group Co. Ltd., Class A	281,600	292,057
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	176,300	485,458
China Minmetals Rare Earth Co. Ltd., Class A	105,300	363,727
China Molybdenum Co. Ltd., Class A	1,897,400	1,319,436
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	386,500	1,819,728
Ganfeng Lithium Co. Ltd., Class A	124,250	2,042,919
GEM Co. Ltd., Class A	493,096	495,575
Hesteel Co. Ltd., Class A	1,158,300	403,904
Hunan Valin Steel Co. Ltd., Class A	740,040	643,221
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	4,848,600	1,359,265
Jiangxi Copper Co. Ltd., Class A	211,000	549,697

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	913,400	$422,884
Shandong Gold Mining Co. Ltd., Class A	386,528	1,116,573
Shandong Nanshan Aluminum Co. Ltd., Class A	1,264,800	611,370
Shanxi Meijin Energy Co. Ltd., Class A(a)	456,700	709,179
Shanxi Taigang Stainless Steel Co. Ltd., Class A	632,200	560,784
Shenghe Resources Holding Co. Ltd., Class A	187,800	439,719
Tianshan Aluminum Group Co. Ltd., Class A	494,300	504,818
Tibet Summit Resources Co. Ltd., Class-A(a)	101,000	292,506
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,124,000	582,450
Western Superconducting Technologies Co. Ltd., Class A	55,768	679,871
Xiamen Tungsten Co. Ltd., Class A	140,898	330,937
Yintai Gold Co. Ltd., Class A	281,620	393,673
YongXing Special Materials Technology Co. Ltd., Class A	35,100	539,638
Youngy Co. Ltd.(a)	35,100	543,461
Yunnan Aluminium Co. Ltd., Class A(a)	386,100	598,559
Yunnan Tin Co. Ltd., Class A(a)	175,500	468,629
Zhejiang Huayou Cobalt Co. Ltd., Class A	105,325	1,289,664
Zijin Mining Group Co. Ltd., Class A	2,177,800	3,583,310
		26,893,913
Oil, Gas & Consumable Fuels — 2.5%
China Petroleum & Chemical Corp., Class A	3,408,343	2,212,603
China Shenhua Energy Co. Ltd., Class A	702,499	3,238,340
COSCO SHIPPING Energy Transportation Co. Ltd.,
Class A	386,149	456,113
Guanghui Energy Co. Ltd., Class A(a)	703,183	937,697
PetroChina Co. Ltd., Class A	2,283,900	1,835,178
Shaanxi Coal Industry Co. Ltd., Class A	1,019,501	2,640,761
Shanxi Coking Coal Energy Group Co. Ltd., Class A	436,860	922,488
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	316,300	737,414
Yankuang Energy Group Co. Ltd., Class A	280,800	1,467,785
		14,448,379
Paper & Forest Products — 0.2%
Chengxin Lithium Group Co Ltd., Class A(a)	105,300	693,704
Shandong Sun Paper Industry JSC Ltd., Class A	281,200	518,114
		1,211,818
Personal Products — 0.2%
By-Health Co Ltd, Class A	175,900	528,335
Proya Cosmetics Co. Ltd., Class A	12,100	366,150
Shanghai Jahwa United Co. Ltd., Class A	70,200	327,492
		1,221,977
Pharmaceuticals — 3.3%
Apeloa Pharmaceutical Co. Ltd., Class A	140,800	393,951
Asymchem Laboratories Tianjin Co. Ltd., Class A	27,100	1,080,714
Betta Pharmaceuticals Co. Ltd., Class A	35,112	225,687
CanSino Biologics Inc., Class A(a)	10,138	231,295
Changchun High & New Technology Industry Group Inc., Class A	42,540	997,954
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	105,300	584,494
Dong-E-E-Jiao Co. Ltd., Class A	70,200	318,318
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	140,800	613,499
Humanwell Healthcare Group Co. Ltd., Class A	175,500	410,905
Jiangsu Hengrui Medicine Co. Ltd., Class A	668,142	2,950,991
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	211,000	352,013
Livzon Pharmaceutical Group Inc., Class A	70,200	350,226
Security	Shares	Value

Pharmaceuticals (continued)
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	140,416	$542,632
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	143,427	392,235
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	210,663	1,350,627
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	121,900	419,123
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	175,960	659,438
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	140,800	358,320
Yunnan Baiyao Group Co. Ltd., Class A	140,400	1,603,916
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	70,299	3,211,619
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	141,204	322,399
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	90,800	638,454
Zhejiang NHU Co. Ltd., Class A	281,257	1,127,851
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	58,900	361,593
		19,498,254
Real Estate Management & Development — 2.3%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	842,400	1,984,568
China Vanke Co. Ltd., Class A	1,053,000	3,066,951
Gemdale Corp., Class A	491,818	1,058,535
Greenland Holdings Corp. Ltd., Class A	910,350	656,397
Jinke Properties Group Co. Ltd., Class A	559,300	376,442
Poly Developments and Holdings Group Co. Ltd., Class A	1,265,131	3,453,723
RiseSun Real Estate Development Co. Ltd., Class A	491,437	276,725
Seazen Holdings Co. Ltd., Class A	245,766	1,022,119
Shanghai Lingang Holdings Corp. Ltd., Class A	140,400	268,516
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	175,500	305,085
Youngor Group Co. Ltd., Class A	491,494	503,092
Zhejiang China Commodities City Group Co. Ltd., Class A	578,100	440,863
		13,413,016
Road & Rail — 0.8%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	4,356,094	2,995,738
Daqin Railway Co. Ltd., Class A	1,474,200	1,473,882
		4,469,620
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro-Fabrication Equipment Inc., Class A(a)	70,364	1,098,429
China Resources Microelectronics Ltd.	111,870	809,121
Flat Glass Group Co. Ltd., Class A	140,800	848,879
GCL System Integration Technology Co. Ltd., Class A(a)	633,800	260,235
Gigadevice Semiconductor Beijing Inc., Class A	70,757	1,305,544
Hangzhou First Applied Material Co. Ltd., Class A	105,379	1,451,407
Hangzhou Silan Microelectronics Co. Ltd., Class A	140,400	869,972
Ingenic Semiconductor Co. Ltd., Class A	50,700	559,524
JA Solar Technology Co. Ltd., Class A	175,500	2,123,724
JCET Group Co. Ltd., Class A	176,700	567,408
LONGi Green Energy Technology Co. Ltd., Class A	562,433	5,655,672
Montage Technology Co. Ltd., Class A	126,797	1,098,958
National Silicon Industry Group Co. Ltd., Class A(a)	221,286	685,384
NAURA Technology Group Co. Ltd., Class A	57,300	2,025,838
SG Micro Corp., Class A	28,400	1,180,270
Shenzhen Goodix Technology Co. Ltd., Class A	50,500	425,153
Shenzhen SC New Energy Technology Corp., Class A	35,100	310,483
StarPower Semiconductor Ltd., Class A	20,500	1,046,410
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	351,099	2,035,789
Tianshui Huatian Technology Co. Ltd., Class A	351,800	447,825
TongFu Microelectronics Co. Ltd., Class A	142,400	280,301
Trina Solar Co. Ltd.	174,134	1,309,382
Unigroup Guoxin Microelectronics Co. Ltd., Class A	70,200	1,922,873
Will Semiconductor Co. Ltd. Shanghai, Class A	94,300	2,108,239

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	140,401	$1,053,485
		31,480,305
Software — 1.5%
360 Security Technology Inc., Class A(a)	738,700	902,109
Beijing E-Hualu Information Technology Co. Ltd., Class A	70,200	153,237
Beijing Kingsoft Office Software Inc., Class A	55,344	1,559,054
Beijing Shiji Information Technology Co. Ltd., Class A	105,780	284,982
Hundsun Technologies Inc., Class A	141,602	807,083
Iflytek Co. Ltd., Class A	245,750	1,352,781
NavInfo Co. Ltd., Class A(a)	245,700	455,776
Sangfor Technologies Inc., Class A	45,400	604,280
Shanghai Baosight Software Co. Ltd., Class A	106,132	753,889
Thunder Software Technology Co. Ltd., Class A	46,500	646,702
Topsec Technologies Group Inc., Class A	140,400	193,448
Yonyou Network Technology Co. Ltd., Class A	351,849	1,003,064
		8,716,405
Specialty Retail — 1.2%
China Tourism Group Duty Free Corp. Ltd., Class A	210,641	5,683,419
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	421,506	568,156
Suningcom Co Ltd, Class A(a)	1,019,500	493,722
		6,745,297
Technology Hardware, Storage & Peripherals — 0.5%
China Greatwall Technology Group Co. Ltd., Class A	351,500	473,208
GRG Banking Equipment Co. Ltd., Class A	280,800	358,194
Inspur Electronic Information Industry Co. Ltd., Class A	142,560	525,416
Ninestar Corp., Class A	140,410	857,246
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Shenzhen Transsion Holding Co. Ltd., Class A	71,253	$899,950
		3,114,014
Textiles, Apparel & Luxury Goods — 0.0%
Zhejiang Semir Garment Co. Ltd., Class A	278,900	271,909

Trading Companies & Distributors — 0.4%
Beijing United Information Technology Co. Ltd., Class A	36,800	530,957
COSCO SHIPPING Development Co. Ltd., Class A	1,053,800	485,967
Sichuan New Energy Power Co. Ltd.(a)	134,900	334,430
Xiamen C & D Inc., Class A	316,700	686,131
		2,037,485
Transportation Infrastructure — 0.3%
Shanghai International Airport Co. Ltd., Class A(a)	105,322	777,381
Shanghai International Port Group Co. Ltd., Class A	984,400	873,831
		1,651,212
Wireless Telecommunication Services — 0.3%
China United Network Communications Ltd., Class A	3,731,800	1,970,694

Total Common Stocks — 100.5%
(Cost: $514,868,471)		586,838,785

Total Investments in Securities — 100.5%
(Cost: $514,868,471)		586,838,785

Other Assets, Less Liabilities — (0.5)%		(2,967,297)

Net Assets — 100.0%		$583,871,488

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,819,827	$573,018,958	$—	$586,838,785

Schedule of Investments (unaudited) (continued)	iShares® MSCI China A ETF
April 30, 2022

Portfolio Abbreviations - Equity

JSC	Joint Stock Company